OPERATING SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Constellium has three reportable segments - Packaging & Automotive Rolled Products (P&ARP), Aerospace & Transportation (A&T) and Automotive Structures & Industry (AS&I) - and Holdings & Corporate (H&C)
4.1 Segment Revenue

	Three months ended June 30,						Six months ended June 30,
	2024			2023			2024			2023
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	1,001	(2)	999	1,049	(4)	1,045	1,939	(6)	1,933	2,079	(9)	2,070
A&T	452	(13)	439	464	(2)	462	893	(23)	870	916	(7)	909
AS&I	357	(1)	356	443	—	443	721	(1)	720	926	—	926
H&C	2	—	2	—	—	—	3	—	3	1	—	1
Segment revenue	1,812	(17)	1,795	1,956	(6)	1,950	3,556	(30)	3,526	3,922	(16)	3,906
4.2 Segment Adjusted EBITDA and reconciliation of Segment adjusted EBITDA to Net Income

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2024	2023	2024	2023
P&ARP		64	79	107	134
A&T		83	96	163	169
AS&I		32	39	65	82
H&C		(7)	(5)	(13)	(11)
Segment Adjusted EBITDA		172	209	322	374
Metal price lag (A)		42	(30)	29	(45)
Share based compensation costs	22	(6)	(7)	(12)	(10)
Depreciation and amortization	12, 13	(74)	(72)	(145)	(144)
Restructuring costs (B)	5	(3)	—	(3)	—
Unrealized gains / (losses) on derivatives		3	(20)	—	(28)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	5	—	(1)	2	—
Losses on disposal (C)	5	—	—	(1)	(6)
Other (D)		(7)	—	(7)	—
Income from operations		127	79	185	141
Finance costs - net	7	(32)	(35)	(65)	(70)
Income before tax		95	44	120	71
Income tax expense	8	(24)	(12)	(32)	(17)
Net income		71	32	88	54
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The metal price lag will generally increase our earnings in times of rising primary aluminium prices and decrease our earnings in times of declining primary aluminium prices. The calculation of metal price lag adjustment is based on a standardized methodology applied at each of Constellium’s manufacturing sites. Metal price lag is calculated as the average value of product purchased in the period, approximated at the market price, less the value of product in inventory at the weighted average of metal purchased over time, multiplied by the quantity sold in the period.
(B)For the six months ended June 30, 2024, restructuring costs amounted to €3 million and were related to cost improvement programs in Europe and in the U.S.
(C)For the six months ended June 30, 2023, gains and losses on disposal costs net of transaction costs included a €5 million loss related to the sale of Constellium Ussel S.A.S. completed on February 2, 2023.
(D)For the six months ended June 30, 2024, other was related to €5 million of inventory impairment as a result of flooding in Sierre and Chippis facilities at the end of June 2024 (refer to NOTE 23 - SUBSEQUENT EVENTS) as well as €2 million of costs associated with non-recurring corporate transformation projects.
4.3 Segment capital expenditures

	Six months ended June 30,
(in millions of Euros)	2024	2023
P&ARP	(74)	(71)
A&T	(38)	(37)
AS&I	(32)	(25)
H&C	(2)	(1)
Capital expenditures	(146)	(134)
4.4 Segment assets

(in millions of Euros)	At June 30, 2024	At December 31, 2023
P&ARP	2,181	2,102
A&T	1,220	1,087
AS&I	690	673
H&C	377	313
Segment assets	4,468	4,175
Deferred income tax assets	234	252
Cash and cash equivalents	213	202
Other financial assets	24	32
Total Assets	4,939	4,661